Vanguard® Growth Index Fund
Schedule of Investments (unaudited)
As of September 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (1.5%)
	Linde plc	4,106,260	1,107,006
	Ecolab Inc.	2,113,362	305,212
	Albemarle Corp.	965,232	255,246
	Fastenal Co.	4,735,253	218,011
			1,885,475
Consumer Discretionary (24.6%)
*	Amazon.com Inc.	71,348,929	8,062,429
*	Tesla Inc.	21,945,257	5,820,979
	Home Depot Inc.	8,435,021	2,327,560
	Costco Wholesale Corp.	3,649,778	1,723,681
*	Walt Disney Co.	15,020,940	1,416,925
	McDonald's Corp.	6,061,941	1,398,732
	Lowe's Cos. Inc.	5,114,488	960,552
	NIKE Inc. Class B	10,411,957	865,442
*	Netflix Inc.	3,564,157	839,145
	Starbucks Corp.	9,453,990	796,593
	TJX Cos. Inc.	9,171,050	569,706
*	Booking Holdings Inc.	327,199	537,657
	Dollar General Corp.	1,858,607	445,806
*	Uber Technologies Inc.	14,682,071	389,075
	Estee Lauder Cos. Inc. Class A	1,715,759	370,432
*	O'Reilly Automotive Inc.	521,733	366,961
*	AutoZone Inc.	160,555	343,898
*	Chipotle Mexican Grill Inc. Class A	228,779	343,800
	Marriott International Inc. Class A	2,406,689	337,273
*	Airbnb Inc. Class A	2,959,919	310,910
	Hilton Worldwide Holdings Inc.	2,259,983	272,599
*	Lululemon Athletica Inc.	958,421	267,936
	Electronic Arts Inc.	2,290,912	265,081
	Yum! Brands Inc.	2,344,482	249,312
	Ross Stores Inc.	2,883,268	242,973
*	Trade Desk Inc. Class A	3,636,438	217,277
	Activision Blizzard Inc.	2,901,325	215,685
*	Copart Inc.	1,762,529	187,533
*	Aptiv plc	2,231,675	174,539
*	Rivian Automotive Inc. Class A	5,238,482	172,399
	Tractor Supply Co.	914,586	170,003
*	Ulta Beauty Inc.	422,075	169,332
*	Take-Two Interactive Software Inc.	1,373,406	149,701
*	Expedia Group Inc.	1,252,697	117,365
*	Las Vegas Sands Corp.	2,833,444	106,311
*	Etsy Inc.	1,043,183	104,454

		Shares	Market Value ($000)
*	NVR Inc.	25,675	102,368
*	Live Nation Entertainment Inc.	1,231,573	93,649
	Domino's Pizza Inc.	295,678	91,719
*	Roblox Corp. Class A	2,471,694	88,586
	Rollins Inc.	2,026,789	70,289
*	Royal Caribbean Cruises Ltd.	1,784,516	67,633
*	Burlington Stores Inc.	540,091	60,431
*	Caesars Entertainment Inc.	1,680,030	54,198
	Pool Corp.	154,978	49,316
	Vail Resorts Inc.	165,829	35,759
[1]	Sirius XM Holdings Inc.	4,812,447	27,479
	Warner Music Group Corp. Class A	963,611	22,365
*,1	Chewy Inc. Class A	721,567	22,167
*	Endeavor Group Holdings Inc. Class A	1,059,673	21,469
			32,117,484
Consumer Staples (0.9%)
	Hershey Co.	1,210,041	266,778
*	Monster Beverage Corp.	3,038,965	264,268
	Colgate-Palmolive Co.	3,436,416	241,408
	Brown-Forman Corp. Class B	2,548,313	169,641
	Church & Dwight Co. Inc.	2,001,795	143,008
	Lamb Weston Holdings Inc.	591,780	45,792
	Brown-Forman Corp. Class A	423,220	28,593
*	Olaplex Holdings Inc.	799,472	7,635
			1,167,123
Energy (1.6%)
	Pioneer Natural Resources Co.	1,868,107	404,501
	Cheniere Energy Inc.	2,057,884	341,424
*	Enphase Energy Inc.	1,116,060	309,673
	Hess Corp.	2,294,854	250,116
	Diamondback Energy Inc.	1,465,363	176,518
	Coterra Energy Inc.	6,227,330	162,658
*	Plug Power Inc.	4,769,660	100,211
	Baker Hughes Co. Class A	4,168,028	87,362
	Halliburton Co.	3,362,406	82,782
	Marathon Oil Corp.	2,790,852	63,017
	EQT Corp.	1,370,358	55,842
			2,034,104
Financials (2.7%)
	S&P Global Inc.	2,747,908	839,074
	Blackstone Inc.	5,781,453	483,908
	Aon plc Class A (XNYS)	1,651,035	442,263
	Moody's Corp.	1,285,175	312,439
	MSCI Inc. Class A	630,144	265,788
	First Republic Bank	1,505,443	196,536
*	SVB Financial Group	486,811	163,461
	Broadridge Financial Solutions Inc.	966,169	139,438
	Apollo Global Management Inc.	2,829,951	131,593
	FactSet Research Systems Inc.	312,926	125,205
*,1	Coinbase Global Inc. Class A	1,165,595	75,169
	Ares Management Corp. Class A	1,204,523	74,620
	LPL Financial Holdings Inc.	311,894	68,143
	MarketAxess Holdings Inc.	294,640	65,554
	Brown & Brown Inc.	930,132	56,254
	Tradeweb Markets Inc. Class A	885,456	49,957
	Interactive Brokers Group Inc. Class A	402,480	25,722

		Shares	Market Value ($000)
*,1	Corebridge Financial Inc.	26,268	517
			3,515,641
Health Care (7.4%)
	Thermo Fisher Scientific Inc.	3,228,147	1,637,284
	Danaher Corp.	2,697,215	696,664
*	Vertex Pharmaceuticals Inc.	2,113,067	611,817
	Stryker Corp.	2,805,562	568,239
*	Intuitive Surgical Inc.	2,942,500	551,542
	Zoetis Inc.	3,471,657	514,812
*	Boston Scientific Corp.	11,796,105	456,863
*	Edwards Lifesciences Corp.	5,108,172	422,088
*	Moderna Inc.	2,739,852	323,988
	Agilent Technologies Inc.	2,439,003	296,461
*	Regeneron Pharmaceuticals Inc.	419,919	289,270
*	IQVIA Holdings Inc.	1,536,792	278,375
	ResMed Inc.	1,206,482	263,375
*	DexCom Inc.	3,233,919	260,460
*	Illumina Inc.	1,296,103	247,283
*	IDEXX Laboratories Inc.	686,011	223,502
*	Alnylam Pharmaceuticals Inc.	988,955	197,949
*	Veeva Systems Inc. Class A	1,154,257	190,314
*	Seagen Inc.	1,139,732	155,950
	West Pharmaceutical Services Inc.	609,877	150,079
*	Insulet Corp.	571,872	131,187
*	BioMarin Pharmaceutical Inc.	1,528,230	129,548
*	Align Technology Inc.	611,488	126,645
	PerkinElmer Inc.	1,040,102	125,155
*	Horizon Therapeutics plc	1,898,311	117,486
	Cooper Cos. Inc.	406,274	107,216
*	Incyte Corp.	1,557,861	103,816
*	Catalent Inc.	1,401,971	101,447
*	Avantor Inc.	4,998,498	97,971
*	ABIOMED Inc.	374,624	92,030
*	Bio-Rad Laboratories Inc. Class A	172,547	71,976
	STERIS plc	411,909	68,492
*	Charles River Laboratories International Inc.	209,604	41,250
*	Exact Sciences Corp.	729,766	23,710
*	agilon health Inc.	846,575	19,827
			9,694,071
Industrials (10.6%)
	Visa Inc. Class A	13,026,764	2,314,205
	Mastercard Inc. Class A	7,109,134	2,021,411
	Accenture plc Class A	5,472,554	1,408,088
*	PayPal Holdings Inc.	9,528,840	820,147
	Automatic Data Processing Inc.	3,423,635	774,392
*	Boeing Co.	4,892,665	592,404
	Union Pacific Corp.	2,572,697	501,213
	United Parcel Service Inc. Class B	3,015,060	487,053
*	Fiserv Inc.	4,742,900	443,793
	Sherwin-Williams Co.	1,921,984	393,526
	Paychex Inc.	2,668,866	299,473
	Cintas Corp.	708,729	275,122
	Global Payments Inc.	2,283,716	246,756
*	Block Inc. (XNYS)	4,363,086	239,926
*	Keysight Technologies Inc.	1,477,376	232,480
*	TransDigm Group Inc.	424,533	222,803
	Verisk Analytics Inc. Class A	1,293,351	220,555

		Shares	Market Value ($000)
	Old Dominion Freight Line Inc.	828,876	206,199
	Rockwell Automation Inc.	951,191	204,611
*	Mettler-Toledo International Inc.	185,438	201,037
	Equifax Inc.	1,008,054	172,811
	Vulcan Materials Co.	1,040,255	164,059
*	Waters Corp.	493,375	132,979
*	Teledyne Technologies Inc.	386,126	130,306
*	Zebra Technologies Corp. Class A	426,732	111,808
*	Trimble Inc.	2,040,773	110,753
*	Bill.com Holdings Inc.	820,608	108,624
	JB Hunt Transport Services Inc.	684,306	107,039
	TransUnion	1,587,552	94,443
*	Generac Holdings Inc.	525,530	93,618
	Martin Marietta Materials Inc.	257,028	82,786
	Quanta Services Inc.	588,708	74,996
	HEICO Corp. Class A	605,011	69,346
	Ball Corp.	1,294,902	62,570
	Jack Henry & Associates Inc.	299,969	54,675
*	FleetCor Technologies Inc.	293,598	51,723
	HEICO Corp.	339,603	48,896
			13,776,626
Real Estate (2.7%)
	American Tower Corp.	3,836,191	823,630
	Crown Castle Inc.	3,567,387	515,666
	Equinix Inc.	750,421	426,869
	Public Storage	1,229,446	359,994
	SBA Communications Corp. Class A	889,108	253,085
	Digital Realty Trust Inc.	2,368,097	234,868
*	CoStar Group Inc.	3,262,613	227,241
	Invitation Homes Inc.	5,029,550	169,848
	Realty Income Corp.	2,544,056	148,064
	Sun Communities Inc.	1,016,115	137,511
	UDR Inc.	1,338,752	55,839
	Camden Property Trust	439,092	52,449
*	Zillow Group Inc. Class C	1,326,626	37,955
*	Zillow Group Inc. Class A	319,234	9,140
			3,452,159
Technology (46.6%)
	Apple Inc.	125,794,471	17,384,796
	Microsoft Corp.	61,449,247	14,311,530
*	Alphabet Inc. Class A	49,404,183	4,725,510
*	Alphabet Inc. Class C	43,163,372	4,150,158
*	Meta Platforms Inc. Class A	18,791,645	2,549,650
	NVIDIA Corp.	19,568,794	2,375,456
	Texas Instruments Inc.	7,528,531	1,165,266
*	Salesforce Inc.	7,788,334	1,120,274
*	Adobe Inc.	3,856,099	1,061,199
	Intuit Inc.	2,207,806	855,127
*	Advanced Micro Devices Inc.	13,301,129	842,760
*	ServiceNow Inc.	1,664,358	628,478
	Applied Materials Inc.	7,088,689	580,776
	QUALCOMM Inc.	4,626,420	522,693
	Lam Research Corp.	1,128,755	413,124
*	Palo Alto Networks Inc.	2,462,935	403,404
*	Synopsys Inc.	1,260,114	384,977
*	Snowflake Inc. Class A	2,227,830	378,642
*	Cadence Design Systems Inc.	2,256,487	368,778

		Shares	Market Value ($000)
	KLA Corp.	1,168,433	353,603
*	Autodesk Inc.	1,790,191	334,408
	Amphenol Corp. Class A	4,901,280	328,190
	Roper Technologies Inc.	873,442	314,125
	Marvell Technology Inc.	7,002,732	300,487
	Microchip Technology Inc.	4,552,196	277,821
*	Crowdstrike Holdings Inc. Class A	1,670,758	275,358
*	Fortinet Inc.	5,522,467	271,319
*	Workday Inc. Class A	1,636,561	249,117
*	Twitter Inc.	5,359,150	234,945
	Micron Technology Inc.	4,548,824	227,896
*	Datadog Inc. Class A	2,156,472	191,452
*	Gartner Inc.	619,134	171,308
*	EPAM Systems Inc.	449,061	162,645
*	ANSYS Inc.	717,701	159,114
*	Paycom Software Inc.	420,403	138,729
	Monolithic Power Systems Inc.	366,241	133,092
*	VeriSign Inc.	751,372	130,513
*	Zoom Video Communications Inc. Class A	1,757,721	129,351
*	Cloudflare Inc. Class A	2,215,249	122,525
*	Tyler Technologies Inc.	342,601	119,054
*	DoorDash Inc. Class A	2,359,274	116,666
*	Zscaler Inc.	701,285	115,270
	Skyworks Solutions Inc.	1,322,062	112,732
*	Pinterest Inc. Class A	4,802,557	111,900
*	Palantir Technologies Inc. Class A	13,754,244	111,822
*	Match Group Inc.	2,331,677	111,338
*	ZoomInfo Technologies Inc. Class A	2,659,057	110,776
*	MongoDB Inc. Class A	533,427	105,917
*	HubSpot Inc.	375,882	101,533
*	Splunk Inc.	1,325,619	99,687
*	Twilio Inc. Class A	1,427,982	98,731
	Teradyne Inc.	1,291,853	97,083
*	GoDaddy Inc. Class A	1,288,416	91,323
*	DocuSign Inc. Class A	1,646,791	88,054
*	Snap Inc. Class A	8,618,632	84,635
*	Black Knight Inc.	1,222,052	79,103
*	Okta Inc.	1,242,262	70,647
	Bentley Systems Inc. Class B	1,824,408	55,809
*,1	Unity Software Inc.	1,719,642	54,788
*	Zendesk Inc.	508,629	38,707
*,1	AppLovin Corp. Class A	1,443,263	28,129
*	Dropbox Inc. Class A	1,119,905	23,204
*	Toast Inc. Class A	1,200,481	20,072
*	UiPath Inc. Class A	1,236,759	15,596
*	Qualtrics International Inc. Class A	401,899	4,091
			60,795,263
Telecommunications (1.1%)
*	T-Mobile US Inc.	5,166,310	693,164
*	Charter Communications Inc. Class A	860,234	260,952
*	Arista Networks Inc.	1,880,335	212,271
	Motorola Solutions Inc.	687,536	153,987
*	Liberty Broadband Corp. Class C	1,031,979	76,160
*	Roku Inc.	994,753	56,104
*	Liberty Broadband Corp. Class A	138,814	10,356
			1,462,994

		Shares	Market Value ($000)
Utilities (0.2%)
	Waste Connections Inc. (XTSE)	2,119,359	286,389
Total Common Stocks (Cost $81,040,992)			130,187,329
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund, 2.828% (Cost $253,025)	2,531,206	253,045
Total Investments (100.1%) (Cost $81,294,017)			130,440,374
Other Assets and Liabilities—Net (-0.1%)			(102,988)
Net Assets (100%)			130,337,386
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $113,528,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $115,842,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2022	365	65,727	(1,726)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Netflix Inc.	8/31/23	BANA	23,544	(2.555)	—	(43)
Visa Inc. Class A	8/31/23	BANA	79,054	(2.455)	—	(161)
					—	(204)
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of September 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	130,187,329	—	—	130,187,329
Temporary Cash Investments	253,045	—	—	253,045
Total	130,440,374	—	—	130,440,374
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	1,726	—	—	1,726
Swap Contracts	—	204	—	204
Total	1,726	204	—	1,930
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.